UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2023

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)

BARRETT GROWTH FUND

Semi-Annual Report

November 30, 2022

BARRETT

GROWTH FUND

Letter to	Dear Shareholders,
Shareholders
November 30, 2022	The Six-Month Period in Review

Financial markets continue to be upended by historically high inflation, disruptions in global trade and persistent conflict between Russia and Ukraine. What tops the list has been soaring interest rates, driven by the Federal Reserve’s objective to aggressively curb the recent surge in prices of goods and services.

Over the past year and as of November month-end, the central bank has lifted the Fed funds rate from near-zero to 3.75 -4.00%. Market participants are now collectively questioning the trajectory of future rate hikes. Continued stock market volatility has stemmed from conflicting expectations on the Fed’s next steps. Investors have been focused on each subsequent economic data point and commentary from various Fed officials in hopes of gaining visibility into 2023. It appears stronger economic signals have driven equity prices down, implying the economy might still be sturdy enough to withstand higher rates, if needed.

Investment Outlook

Higher inflation should continue to weigh on the U.S. economy and financial markets as we enter the New Year. We anticipate consumer spending to remain constrained given higher food and energy prices. On the brighter side, wage inflation and pandemic savings have helped to partially offset higher expenses. We are mindful these two metrics have moderated more recently and bears watching in the coming months.

Corporate profits have remained stable thus far. The latest set of earnings reports suggest U.S. businesses have been able to manage rising labor and other input costs through price increases and keeping tight control over operating expenses. While managements have mostly provided near-term guidance, investors are anxiously looking for greater earnings visibility for 2023 and beyond. Until then, we expect market volatility to stay elevated.

We expect to remain invested in stocks, although we understand the risk/reward ratio is less compelling considering bond yields have moved higher. The path to recovery will depend on inflation data, which seems to have ‘peaked’ but remains far higher than the Fed’s target of 2%. Our focus continues to be on identifying sustainable companies that can prosper through economic cycles trading at reasonable valuations. We remain keen on management teams that have successfully raised their dividend through time. Investors have shown a preference for shorter term cash flow, as in dividends, when faced with higher prices for goods and services.

Performance and Portfolio Positioning

The Barrett Growth Fund (the “Fund”) generated a total return of -0.76% for the six-month period ended November 30, 2022. In comparison, the S&P 500 Index (“S&P 500”) declined -0.40% and the Lipper Large Cap Growth Index (“Lipper”) was down -2.91%. For the quarter ended November 30, 2022, the Fund was up +2.31% versus the S&P 500 and Lipper at +3.63% and +0.12%, respectively.

BARRETT

GROWTH FUND

The Fund’s overall performance for the two quarters ending November 30, 2022 has been flat. The sectors that most contributed to performance were Consumer Discretionary and Communication Services. On the flip side, the sectors that detracted from performance were Technology and Energy (as the Fund does not own any energy companies).

In our view, the Fund consists of high-quality names. There is reasonable diversification across sectors and geographies. Compared to the S&P 500, the Fund was relatively overweight in the following areas: Information Technology, Healthcare, and Consumer Discretionary. Conversely, the portfolio was underweight Financials, Consumer Staples and Energy.

Thank you for your continued interest in the Barrett Growth Fund.

Amy Kong	E. Wells Beck, CFA
Portfolio Manager	Portfolio Manager

The outlook, views, and opinions presented are those of the Adviser as of 11/30/2022. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Past performance does not guarantee future results.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The S&P 500 Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees. An index is unmanaged. Investors cannot invest directly in an index.

The Lipper Large Cap Growth Fund Index is an equally weighted performance index, adjusted for capital gain distributions and income dividends, of the 30 largest mutual funds within the Lipper Growth Funds category.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer to the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

BARRETT

GROWTH FUND

Fund at a Glance (Unaudited)

Top Ten Holdings – as of 11/30/2022
(Percent of Net Assets)*

Visa, Inc. - Class A	5.62%
Microsoft Corp.	5.39%
Apple, Inc.	4.60%
Costco Wholesale Corp.	4.53%
Tetra Tech, Inc.	4.10%
TJX Cos., Inc.	3.98%
Ares Management Corp.	3.90%
NVIDIA Corp.	3.86%
Accenture PLC - Class A	3.74%
Amazon.com, Inc.	3.60%

Sector Weightings – as of 11/30/2022
(Percent of Total Investments)*

*	Portfolio characteristics are as of November 30, 2022, and are subject to change at any time.

BARRETT

GROWTH FUND

Expense Example – November 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2022 – November 30, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2022 to
	June 1, 2022	November 30, 2022	November 30, 2022
Actual	$1,000.00	$ 992.40	$5.79
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.25	$5.87

*
Expenses are equal to the Fund’s annualized expense ratio of 1.16% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARRETT

GROWTH FUND

Performance Highlights (Unaudited)

This chart assumes an initial gross investment of $10,000 made on November 30, 2012.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.

The Lipper Large-Cap Growth Funds Index® (“Lipper”) is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Lipper Growth Funds category.

		Average Annual Total Returns as of November 30, 2022

		One Year	Three Year	Five Year	Ten Year
–●–	Barrett Growth Fund	-16.90%	8.97%	10.62%	12.36%
--■--	S&P 500® Index	-9.21%	10.91%	10.98%	13.34%
–◆–	Lipper Large-Cap
	Growth Funds Index®	-26.11%	8.43%	10.62%	13.24%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

BARRETT

GROWTH FUND

Schedule of Investments
November 30, 2022 (Unaudited)

Shares		Value

	COMMON STOCKS - 96.25%

	Administrative and
	Support Services - 11.29%
500	Fair Isaac Corp. (a)	$309,860
4,000	Fidelity National Information
	Services, Inc.	290,320
5,750	PayPal Holdings, Inc. (a)	450,858
5,000	TransUnion	315,400
6,250	Visa, Inc. - Class A	1,356,250
		2,722,688

	Broadcasting (except
	Internet) - 2.03%
5,000	Walt Disney Co. (a)	489,350

	Chemical
	Manufacturing - 9.09%
3,000	Ecolab, Inc.	449,490
4,000	Merck & Co., Inc.	440,480
875	Regeneron
	Pharmaceuticals, Inc. (a)	657,738
4,200	Zoetis, Inc.	647,388
		2,195,096

	Clothing and Clothing
	Accessories Stores - 3.98%
12,000	TJX Cos., Inc.	960,600

	Computer and
	Electronic Product
	Manufacturing - 18.33%
8,500	Alphabet, Inc. - Class C (a)	862,325
7,500	Apple, Inc.	1,110,225
2,750	Danaher Corp.	751,877
5,500	NVIDIA Corp.	930,765
600	Roper Technologies, Inc.	263,334
900	Thermo Fisher Scientific, Inc.	504,198
		4,422,724

	Credit Intermediation and
	Related Activities - 5.42%
4,500	First Republic Bank/CA	574,245
5,300	JPMorgan Chase & Co.	732,354
		1,306,599

	Electrical Equipment,
	Appliance, and
	Component - 1.25%
4,000	EnerSys	302,320

	Food Services and
	Drinking Places - 6.36%
3,000	McDonald’s Corp.	818,370
7,000	Starbucks Corp.	715,400
		1,533,770

	General Merchandise
	Stores - 4.53%
2,025	Costco Wholesale Corp.	1,091,981

	Insurance Carriers and
	Related Activities - 6.97%
6,500	Progressive Corp.	858,975
1,500	UnitedHealth Group, Inc.	821,640
		1,680,615

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Schedule of Investments (Cont’d)
November 30, 2022 (Unaudited)

Shares		Value

	Merchant Wholesalers,
	Nondurable Goods - 1.43%
4,000	Sysco Corp.	$346,040

	Miscellaneous
	Manufacturing - 2.42%
2,500	Stryker Corp.	584,725

	Motor Vehicle and
	Parts Dealers - 0.54%
50	AutoZone, Inc. (a)	128,950

	Nonstore Retailers - 3.60%
9,000	Amazon.com, Inc. (a)	868,860

	Professional, Scientific, and
	Technical Services - 7.84%
3,000	Accenture PLC – Class A (b)	902,790
6,400	Tetra Tech, Inc.	989,376
		1,892,166

	Publishing Industries
	(Except Internet) - 6.68%
900	Adobe, Inc. (a)	310,437
5,100	Microsoft Corp.	1,301,214
		1,611,651

	Securities, Commodity
	Contracts, and Other
	Financial Investments and
	Related Activities - 4.49%
12,000	Ares Management Corp.	940,680
200	BlackRock, Inc.	143,200
		1,083,880
	Total Common Stocks
	(Cost $8,583,046)	23,222,015

	REAL ESTATE
	INVESTMENT
	TRUSTS - 1.91%

	Lessors of Real
	Estate - 1.91%
3,250	Crown Castle, Inc.	459,647
	Total Real Estate
	Investment Trusts
	(Cost $589,507)	459,647

	SHORT-TERM
	INVESTMENTS - 1.87%

	Money Market Funds - 1.87%
451,387	Fidelity Investments
	Government Portfolio -
	Class I, 3.560% (c)	451,387
	Total Short-Term Investments
	(Cost $451,387)	451,387
	Total Investments
	(Cost $9,623,940) - 100.03%	24,133,049
	Liabilities in Excess
	of Other Assets - (0.03)%	(7,878)
	Total Net Assets - 100.00%	$24,125,171

Percentages are stated as a percent of net assets.
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the seven-day yield as of November 30, 2022.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Assets and Liabilities
November 30, 2022 (Unaudited)

ASSETS
Investments, at value (cost $9,623,940)	$24,133,049
Dividends and interest receivable	19,288
Receivable from Adviser	1,042
Prepaid expenses and other assets	18,935
Total assets	24,172,314

LIABILITIES
Payable for distribution fees	3,720
Payable to affiliates	27,342
Accrued expenses and other liabilities	16,081
Total liabilities	47,143

NET ASSETS	$24,125,171

NET ASSETS CONSIST OF:
Paid-in capital	$5,344,052
Total distributable earnings	18,781,119
Net Assets	$24,125,171

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	972,573

Net asset value, redemption price and offering price per share	$24.81

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statement of Operations
For the Six Months Ended November 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividend income	$123,827
Interest income	4,231
Total Investment Income	128,058

EXPENSES
Advisory fees	119,695
Administration fees	23,836
Distribution fees	18,656
Fund accounting fees	13,906
Legal fees	12,627
Trustees’ fees and related expenses	11,249
Federal and state registration fees	11,113
Transfer agent fees and expenses	10,491
Audit and tax fees	8,969
Chief Compliance Officer fees and expenses	7,801
Reports to shareholders	4,564
Custody fees	2,650
Insurance fees	1,007
Other expenses	1,755
Total expenses	248,319
Less waivers and reimbursement by Adviser (Note 4)	(109,968)
Net expenses	138,351

Net Investment Loss	(10,293)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	256,010
Change in net unrealized depreciation on investments	(480,830)
Net realized and unrealized loss on investments	(224,820)
Net decrease in net assets from operations	$(235,113)

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2022	Year Ended
	(Unaudited)	May 31, 2022
FROM OPERATIONS
Net investment loss	$(10,293)	$(125,241)
Net realized gain on investments	256,010	4,933,291
Net change in unrealized depreciation on investments	(480,830)	(6,336,676)
Net decrease in net assets from operations	(235,113)	(1,528,626)

FROM DISTRIBUTIONS
Net distributions to shareholders	—	(3,831,341)
Net decrease in net assets resulting from distributions paid	—	(3,831,341)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,046	600,581
Net asset value of shares issued to shareholders
in payment of distributions declared	—	3,831,341
Cost of shares redeemed	(1,025,991)	(8,551,451)
Net decrease in net assets resulting
from capital share transactions	(1,003,945)	(4,119,529)

TOTAL DECREASE IN NET ASSETS	(1,239,058)	(9,479,496)

NET ASSETS
Beginning of period	25,364,229	34,843,725
End of period	$24,125,171	$25,364,229

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for each period are as follows:

	Six Months
	Ended
	November 30,
	2022	Years Ended May 31,
	(Unaudited)	2022	2021		2020	2019	2018
NET ASSET VALUE
Beginning of period	$25.00	$30.29	$24.34		$20.81	$20.30	$18.10

OPERATIONS
Net investment income (loss)(1)	(0.01)	(0.11)	(0.10)		(0.05)	(0.02)	(0.01)
Net realized and unrealized
gains (losses) on securities	(0.18)	(1.49)	7.99		4.15	1.17	3.12
Total from investment operations	(0.19)	(1.60)	7.89		4.10	1.15	3.11

LESS DISTRIBUTIONS
Distributions from
net investment income	—	—	—		—	—	(0.05)
Distributions from net
realized gains on investments	—	(3.69)	(1.94)		(0.57)	(0.64)	(0.86)
Total distributions paid	—	(3.69)	(1.94)		(0.57)	(0.64)	(0.91)

NET ASSET VALUE
End of period	$24.81	$25.00	$30.29		$24.34	$20.81	$20.30

Total return(3)	-0.76%	-7.25%	32.96%		19.82%	6.17%	17.51%

Net assets at end of period
(000s omitted)	$24,125	$25,364	$34,844		$30,565	$26,179	$25,753

RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement(4)	2.08%	1.76%	1.78%		1.81%	1.81%	1.90%
After expense reimbursement(4)	1.16%	1.13%	1.24	%(2)	1.25%	1.25%	1.25%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement(4)	(1.01)%	(0.99)%	(0.89)%		(0.77)%	(0.64)%	(0.71)%
After expense reimbursement(4)	(0.09)%	(0.36)%	(0.35)%		(0.21)%	(0.08)%	(0.06)%
Portfolio turnover rate(3)	2%	5%	6%		20%	16%	20%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	Effective April 30, 2021, the expense cap was decreased from 1.25% to 1.00%, excluding 12b-1 fees.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

BARRETT

GROWTH FUND

Notes to the Financial Statements
November 30, 2022 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to seek to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”) began serving as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.   These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales

BARRETT

GROWTH FUND

price on the Composite Market for the day such security is being valued.  “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.  When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s procedures, subject to oversight by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value, in accordance with Rule 2a-5 of the 1940 Act, will be determined.

BARRETT

GROWTH FUND

FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks(1)	$23,222,015	$—	$—	$23,222,015
Real Estate Investment Trusts	459,647	—	—	459,647
Short-Term Investments	451,387	—	—	451,387
Total Investments in Securities	$24,133,049	$—	$—	$24,133,049

(1)	See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the period ended November 30, 2022, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

BARRETT

GROWTH FUND

As of and during the year ended May 31, 2022, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to the year ended May 31, 2019.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  The Fund may make additional distributions if it deems it desirable at another time during the year.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific series in the Trust are charged to that series. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

BARRETT

GROWTH FUND

3.	Federal Tax	The tax character of distributions paid by the Fund during the years ended May 31, 2022 and May 31, 2021 was as follows:
Matters

	May 31, 2022	May 31, 2021
Ordinary Income	$—	$—
Long-Term Capital Gain	3,831,341	2,195,275

The components of distributable earnings on a tax basis as of May 31, 2022 were as follows:

Cost basis of investments for federal
income tax purposes	$10,398,324
Gross tax unrealized appreciation	$14,992,436
Gross tax unrealized depreciation	(2,497)
Net tax unrealized appreciation	14,989,939
Undistributed ordinary income	—
Undistributed long-term capital gain	4,071,915
Distributable earnings	4,071,915
Other accumulated losses	(45,622)
Total distributable earnings	$19,016,232

At May 31, 2022, the Fund deferred, on a tax basis, late year losses of $45,622.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or NAV per share.  The permanent tax differences relate to net operating losses.  For the year ended May 31, 2022, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities:

Total Distributable Earnings	$123,683
Paid-In Capital	$(123,683)

4.	Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 30, 2023, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s Total Annual Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in

BARRETT

GROWTH FUND

connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) (collectively, “Excluded Expenses”) do not exceed 1.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  Prior to April 30, 2021, the Adviser had agreed to waive its management fees and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s Total Annual Operating Expenses (exclusive of Excluded Expenses, Rule 12b-1 plan fees and shareholder servicing plan fees), did not exceed 1.25% of the Fund’s average daily net assets.  For the six months ended November 30, 2022, the Fund waived expenses of $109,968 which were reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed; provided, however, that the Adviser shall only be entitled to recoup such amounts for up to three years from the date such fees and expenses were waived or reimbursed, if such recoupment will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.  During the six months ended November 30, 2022, $61,580 of previously waived expenses subject to recovery expired.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the period ending:

May 31, 2023	$163,293
May 31, 2024	$179,335
May 31, 2025	$212,078
November 30, 2025	$109,968

5.	Distribution Plan
The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (“Quasar “ or the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2022, the Fund incurred expenses of $18,656 pursuant to the 12b-1 Plan.  As of November 30, 2022, the Fund owed the Distributor $3,720 in fees. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

BARRETT

GROWTH FUND

6.	Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, an affiliate of Fund Services, serves as the Fund’s custodian.  Fees and expenses incurred for the six months ended November 30, 2022, and owed as of November 30, 2022 were as follows:

	Incurred	Owed
Administration	$23,836	$10,605
Fund accounting	$13,906	$6,959
Transfer agency	$10,491	$4,891
Custody	$2,650	$826

Certain officers of the Fund are also employees of Fund Services.

The Trust’s Chief Compliance Officer is also an employee of Fund Services.  For the six months ended November 30, 2022, the Fund was allocated $7,801 of the Trust’s Chief Compliance Officer fee.  At November 30, 2022, the Fund owed fees of $4,061 for the Chief Compliance Officer’s services.

7.	Capital Share	Transactions in shares of the Fund were as follows:
Transactions

	Six Months Ended
	November 30, 2022	Year Ended
	(Unaudited)	May 31, 2022
Shares Sold	902	18,776
Shares Reinvested	—	128,353
Shares Redeemed	(42,855)	(282,764)
Net Decrease	(41,953)	(135,635)

8.	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2022, were $511,697 and $1,156,682, respectively.  For the six months ended November 30, 2022, there were no purchases or sales of U.S. government securities for the Fund.

9.	Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At November 30, 2022, Charles Schwab & Co., Inc., held 49.37% of the Barrett Growth Fund’s outstanding shares.

BARRETT

GROWTH FUND

10.	Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

11.	Subsequent	On December 19, 2022, the Fund declared and paid distributions to shareholders of record as of December 16, 2022, as follows:
Event

Ordinary	Short-Term	Long-Term
Income	Capital Gains	Capital Gains
$—	$—	$4,071,920

BARRETT

GROWTH FUND

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 26, 2022 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 13, 2022 (the “June 13, 2022 Meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2023.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s operation by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of E. Wells Beck, Owen W. Gilmore, and Amy Kong, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Fund’s performance and outlook, along with the compliance efforts made by the Adviser. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and

BARRETT

GROWTH FUND

operational effectiveness of the Adviser’s business continuity plan in response to the COVID-19 pandemic. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2022. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the S&P 500 Total Return Index) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end large-cap growth and large-cap blend funds) (the “Barrington Cohort”). The Trustees also reviewed information on the historical performance of a composite of other separately-managed equity only accounts of the Adviser that are the same or similar to the Fund in terms of investment strategy.

The Trustees noted the Fund’s performance for each of the one-year, three-year, five-year, and ten-year periods ended March 31, 2022 was below the Barrington Cohort average. The Trustees noted that for the five-year period ended March 31, 2022, the Fund had outperformed the S&P 500 Total Return Index. The Trustees noted that for the quarter, one-year, three-year, ten-year and since inception periods ended March 31, 2022, the Fund had underperformed the S&P 500 Total Return Index. The Trustees also reviewed the Fund’s performance relative to the Adviser’s composite of other separately-managed equity only accounts managed with investment strategies substantially similar to the Fund and noted the Adviser attributed any differences in performance for the periods reviewed to the Fund’s more growth-oriented investment strategy, specific stock selection and higher concentration of holdings in the Fund’s portfolio.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of the Fund relative to the Barrington Cohort, the Adviser’s separately-managed accounts, and another registered mutual fund managed by the Adviser, as well as any fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information and noted that the Adviser has subsidized the Fund’s operations since the Fund’s inception. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage practices, noting that the Adviser had

BARRETT

GROWTH FUND

discontinued all soft dollar arrangements in 2021. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the June 13, 2022 meeting and the August 26, 2022 meeting at which the Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% was above the Barrington Cohort average of 0.59%. The Trustees noted that the Fund was operating above its expense cap of 1.00%. The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements and including Rule 12b-1 plan fees) of 1.24% was above the Barrington Cohort average of 0.99%. The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser and another registered mutual fund managed by the Adviser.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Fund were not excessive, and the Trustees further concluded that the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite subsidizing the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2023 as being in the best interests of the Fund and its shareholders.

BARRETT

GROWTH FUND

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security numbers;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

BARRETT

GROWTH FUND

Additional Information
(Unaudited)

TAX INFORMATION

The Fund designated 0.00% of its ordinary income distribution for the year ended May 31, 2022, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended May 31, 2022, 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code for the Fund was 0.00%.

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-363-6333.

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES

Michael D. Akers, Ph.D.	Trustee	Indefinite	22	Professor Emeritus,	Independent
615 E. Michigan St.		Term; Since		Department of Accounting	Trustee, USA
Milwaukee, WI 53202		August 22,		(June 2019–present),	MUTUALS
Year of Birth: 1955		2001		Professor, Department	(an open-end
				of Accounting	investment
				(2004–2019).	company)
(2001–2021).

Gary A. Drska	Trustee	Indefinite	22	Retired; Former	Independent
615 E. Michigan St.		Term; Since		Pilot, Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc. (airline	MUTUALS
Year of Birth: 1956		2001		company) (1986–2021).	(an open-end
investment
company)
(2001–2021).

BARRETT

GROWTH FUND

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

INDEPENDENT TRUSTEES (Continued)

Vincent P. Lyles	Trustee	Indefinite	22	System Vice President of	Independent
615 E. Michigan St.		Term; Since		Community Relations,	Director, BMO
Milwaukee, WI 53202		April 6,		Advocate Aurora Health	Funds, Inc.
Year of Birth: 1961		2022		Care (health care provider)	(an open-end
				(2019–present); President	investment
				and Chief Executive Officer,	company)
				Boys & Girls Club of Greater	(2017–2022).
Milwaukee (2012–2018).

Erik K. Olstein	Trustee	Indefinite	22	Retired; President and Chief	Trustee, The
615 E. Michigan St.		Term; Since		Operating Officer (2000–2020),	Olstein Funds
Milwaukee, WI 53202		April 6,		Vice President of Sales and	(an open-end
Year of Birth: 1967		2022		Chief Operating Officer	investment
				(1995–2000), Olstein Capital	company)
				Management, L.P. (asset	(1995–2018).
management firm); Secretary
and Assistant Treasurer,
The Olstein Funds (1995–2018).

Lisa Zúñiga Ramírez	Trustee	Indefinite	22	Retired; Principal and Senior	N/A
615 E. Michigan St.		Term; Since		Portfolio Manager, Segall,
Milwaukee, WI 53202		April 6,		Bryant & Hamill, LLC (asset
Year of Birth: 1969		2022		management firm) (2018–2020);
Partner and Senior Portfolio
Manager, Denver Investments
LLC (asset management firm)
(2009–2018).

Gregory M. Wesley	Trustee	Indefinite	22	Senior Vice President of	N/A
615 E. Michigan St.		Term; Since		Strategic Alliances and
Milwaukee, WI 53202		April 6,		Business Development,
Year of Birth: 1969		2022		Medical College of Wisconsin
(2016–present).

OFFICERS

John P. Buckel	President	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	and	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Principal	January 24,		(2004–present).
Year of Birth: 1957	Executive	2013
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	Treasurer	January 24,		(2002–present).
Year of Birth: 1974	and Principal	2013
Financial and
Accounting
Officer

BARRETT

GROWTH FUND

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the Past	During the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years

OFFICERS (Continued)

Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Compliance	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Officer,	October 21,		LLC (2021–present); Chief
Year of Birth: 1965	Vice	2021		Compliance Officer of
	President			Keeley-Teton Advisors, LLC
	and Anti-			and Teton Advisors, Inc
	Money			(2017–2021).
Laundering
Officer

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		July 22,		LLC (2019–present); Partner,
Year of Birth: 1970		2019		Practus, LLP (2018–2019);
Counsel, Drinker Biddle &
Reath LLP (2016–2018).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Laura A. Carroll	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		August 20,		Services, LLC
Year of Birth: 1985		2018		(2007–present).

Shannon Coyle	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC
Milwaukee, WI 53202		August 26,		(2015–present).
Year of Birth: 1990		2022

BARRETT

GROWTH FUND

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarter of each fiscal year on Part F of Form N-PORT. Shareholders may view the Part F of Form N-PORT reports on the SEC’s website at http://www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

 (This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue, 34th Floor
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 6, 2010.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date    February 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date    February 2, 2023

By (Signature and Title)  /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date    January 31, 2023